OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018	Dec. 31, 2017
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (53,884)	$ (63,834)
Pension obligations (see note 22)	(34,720)	(32,972)
Deferred commissioning period revenue	(22,855)	(27,076)
Guarantees issued to Golar Partners and Golar Power (see note 25)	(16,417)	(14,770)
Non-current portion of operating lease liabilities (see note 11)	(6,481)
Other	(8,293)	(6,912)
Other liabilities, noncurrent	(142,650)	(145,564)
Derivative liability	56,205	72,126
Deferred commissioning period revenue			$ 33,800
Asset retirement obligation	4,700	$ 4,400
Removal costs capitalized	$ 4,700
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent
Energy related derivative
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (53,900)
Derivative liability				$ 79,600